Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 7,688	$ 7,421	$ 7,615
Right-of-use assets	647
Goodwill	11,668	11,707	11,825
Intangible assets	20,833	21,959	26,188
Derivative financial instruments	61	157	504
Investments in associates and joint ventures	58	89	103
Other investments	1,401	833	933
Other receivables	740	515	847
Deferred tax assets	2,718	2,379	2,189
Total non-current assets	45,814	45,060	50,204
Current assets
Inventories	3,193	2,890	3,035
Trade and other receivables	5,761	5,574	5,009
Other investments	849	849	1,230
Derivative financial instruments	36	258	28
Income tax receivable	285	207	524
Cash and cash equivalents	5,369	4,831	3,324
Assets held for sale	70	982	0
Total current assets	15,563	15,591	13,150
Total assets	61,377	60,651	63,354
Current liabilities
Interest-bearing loans and borrowings	(1,822)	(1,754)	(2,247)
Lease liabilities	(188)
Trade and other payables	(13,987)	(12,841)	(11,641)
Derivative financial instruments	(36)	(27)	(24)
Provisions	(723)	(506)	(1,121)
Income tax payable	(1,361)	(1,164)	(1,350)
Current liabilities	(18,117)	(16,292)	(16,383)
Non-current liabilities
Interest-bearing loans and borrowings	(15,730)	(17,359)	(15,560)
Lease liabilities	(487)
Derivative financial instruments	(18)	(4)	(4)
Deferred tax liabilities	(2,490)	(3,286)	(3,995)
Retirement benefit obligations	(2,807)	(2,511)	(2,583)
Provisions	(841)	(385)	(347)
Other payables	(6,291)	(6,770)	(7,840)
Total non-current liabilities	(28,664)	(30,315)	(30,329)
Total liabilities	(46,781)	(46,607)	(46,712)
Net assets	14,596	14,044	16,642
Equity
Share capital	328	317	317
Share premium account	7,941	4,427	4,393
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,445	1,440	1,428
Retained earnings	2,812	5,683	8,221
Total equity attributable to owners of parent	13,127	12,468	14,960
Non-controlling interests	1,469	1,576	1,682
Total equity	$ 14,596	$ 14,044	$ 16,642